VictoryShares Dividend Accelerator ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares Dividend Accelerator ETF | VictoryShares Dividend Accelerator ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0